SUPPLEMENTAL CASH FLOW INFORMATION - Non-cash Working Capital (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash Flow Statement [Abstract]
Accounts receivable	$ (81)	$ (9)	$ 214
Inventory	114	127	33
Prepayments and other	20	25	99
Accounts payable and other	(166)	(179)	(39)
Changes in non-cash working capital, net	$ (113)	$ (36)	$ 307